Capital Stock - Capital Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock, share authorized (in shares)		25,000,000		25,000,000
Preferred stock, par value (in usd per share)		$ 1		$ 1
Common stock, share authorized (in shares)		725,000,000		725,000,000
Common stock, par value (in usd per share)		$ 0.001		$ 0.001
Preferred stock, share issued (in shares)		0
Net proceeds from equity issuances of subsidiaries		$ 0	$ 8,521
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)		200,000
Stock options granted (in shares)		1,048,916	731,405
Stock option per share value (in usd per share)		$ 8.67	$ 10.18
Restricted stock units
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		625,878	343,330
Fair value of granted stock		$ 5,400	$ 3,500
Vesting period		3 years
Restricted stock awards
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		79,869	83,739
Fair value of granted stock		$ 700	$ 900
Stock option
Class of Stock [Line Items]
Stock option, term		10 years
Vesting period		3 years
Weighted-average grant-date fair value of options granted (in usd per share)	$ 4.21
Expected volatility used in computing fair value of options granted		64.80%
Expected life used in computing fair value of options granted, years		5 years 6 months
Dividend yield used in computing fair value of options granted		2.50%
Risk-free interest rate used in computing fair value of options granted		2.60%
Estimated forfeiture rate used in computing fair value of options granted		7.40%
Period of historical data used to calculate expected volatility in years		5 years
Teekay Parent | Common Stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		10,000,000
Sale of stock, price per share (in USD per share)		$ 9.75
Net proceeds from equity issuances of subsidiaries		$ 93,000
Continuous Offering Program | Teekay Parent
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		1,100,000
Sale of stock, consideration received per transaction		$ 10,700